Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Non-interest bearing note - sale of property	$ 2,890,000	$ 8,620,000
Unamortized discount non-interest bearing note - sale of property	1,024,000	3,342,000
Note receivable from sale of property net of unamortized discount	$ 1,866,000	5,278,000
Non-interest bearing note - sale of property due date	Apr. 02, 2024
Non-interest bearing note - sale of property imputed interest rate	5.30%
Direct finance lease receivables	$ 595,000	229,000
Total other receivables	2,461,000	5,507,000
Current portion of other receivables	118,000	47,000
Total long-term other receivables	$ 2,343,000	$ 5,460,000